MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH       TWO WORLD TRADE CENTER,
SECURITIES                                              NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS MARCH 31, 2000

DEAR SHAREHOLDER:

The 12-month period ended March 31, 2000, may have marked the beginning of a new period of outperformance by the international equity markets. After several years of strong returns from the U.S. stock market, events of the last twelve months suggest that a change in leadership may be afoot. While the factors that drive the direction of stock prices are constantly changing, we remain optimistic about the long-term prospects for the high-quality companies sought out by Morgan Stanley Dean Witter Global Dividend Growth Securities.

PERFORMANCE

For the 12-month period ended March 31, 2000, the Fund's Class B shares posted a total return of 7.30 percent, compared with 21.87 percent for the Morgan Stanley Capital International (MSCI ) World Index. For the same period, the Fund's A, C and D shares posted total returns of 8.00 percent, 7.22 percent and 8.28 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the MSCI World Index.

In nearly every major country market during the period, the equity indexes, which measure the general performance of stocks, were dominated by relatively few industries -- namely technology, telecommunications and media. The very strong performance by these three sectors masked the benign performance exhibited by nearly all other industries of the global economy. Global technology, media and telecommunications stocks have risen 95 percent since the end of 1998 and are up 432 percent since the end of 1994, a 37.5 percent annualized return in just over five years. In contrast, the "old economy" industries were down 1.3 percent year to date as of March 31, but were up 12.4 percent since the end of 1998 and 87 percent since the end of 1994, a 12.6 percent annualized return.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS MARCH 31, 2000, CONTINUED

Because most technology stocks generally pay little if any dividends, they do not make up a large portion of the Fund's portfolio. The Fund's technology holdings have included established companies like IBM, Intel and Hewlett-Packard rather than the more speculative dot-com startups. We believe that many technology stocks are currently overvalued and that investors in this fund will be rewarded with lower volatility as these stocks return to reasonable valuations, due to the fact that currently the Fund is extremely underweighted in technology and telecommunications versus the MSCI World Index.

The industries where the Fund is overweighted versus the MSCI World Index include financial services, consumer staples, consumer durables, industrial materials such as chemicals, metals, and paper and forest products, and, finally, utilities. The fascination that investors have had with technology has created extremely attractive opportunities in many other traditional sectors, which the Fund has sought to take advantage of.

An incredible amount of attention has been focused on new Internet companies entering existing markets and challenging the incumbent players with the promise of rendering the existing participants obsolete. Clearly, the Internet has tremendous potential to change the competitive landscape of most industries. We believe that the long-term beneficiaries of this trend are likely to be the incumbent industry players that embrace the Internet and employ these new technologies to enhance their competitive advantage. In addition to the usual comprehensive, rigorous analysis that has always driven our stock selection process, each company we invest in must now have demonstrable strategies designed to excel in the new economic landscape.

UNITED STATES

The U.S. economy grew by 7.3 percent in the fourth quarter of 1999 and it appears that the first quarter of 2000 was also strong. Fiscal stimulus has been adding strength to the economy. For example, state and local spending was up 8.6 percent in the last quarter of 1999 from one year earlier, the fastest pace in 10 years. Despite these impressive figures, it is important to be mindful of early signs of slowing economic growth. Among these are slightly lower consumer confidence, weaker housing data and slower real disposable personal income growth.

Consumer spending in the United States has risen dramatically in recent years, fueling rapid economic growth here. Consumption expenditures were up 3.4 percent in 1997, 4.9 percent in 1998 and 5.3 percent in 1999. Recognizing that rapid spending can lead to inflation through an imbalance in supply and demand for goods and services, the Fed has raised short-term interest rates five times since last June in an effort to slow the economic expansion. So far, these increases do not seem to

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS MARCH 31, 2000, CONTINUED

have had a noticeable impact. Many argue that the gains in the equity market have more than offset the higher borrowing costs, a phenomenon known as the wealth effect. Presumably, a period of weakness in equity markets could curtail the strong consumer spending, which has worried Fed policymakers.

We expect the U.S. equity market's returns to be lower in coming years than they have been in the past five years, because the anticipated fantastic performance of the economy and corporate profits seem fully priced into the U.S. market, as evidenced by record high valuations. Sooner or later, investors will once again focus on the valuations of stocks, which is likely to prove more damaging to some sectors than others. Accordingly, the Fund remains committed to the more attractively valued sectors of the market, where expectations seem much more realistic. We are currently targeting 31 percent of the Fund's net assets toward U.S. equity investments, versus the MSCI World Index's weighting of 49.2 percent.

JAPAN

Japan has recently endured several noteworthy setbacks: its economy dipped back into recession late last year, many Japanese companies are struggling to compete in the fast-changing global economy, government debt continues to rise and an unanticipated transfer of power to a new prime minister has created political uncertainty. Despite these stumbling blocks, however, Japan's equity market has continued to perform very well. During the period, Japanese stocks outperformed both the European and U.S. stock markets handsomely, returning more than 45 percent, as measured in U.S. dollar terms.

Evidence suggests that the market has been driven by domestic Japanese retail investors more than by foreign institutional investors for the first time in many years. There has been a tsunami of new mutual fund offerings in the past year, driven by individual investor interest in equity investing. As spending by consumers and businesses on information technology grows, the Japanese economy will likely undergo a transformation similar to the one the U.S. economy has already experienced. It appears that the worst of Japan's economic malaise may now be past.

The Fund remains slightly overweighted in Japan, targeting approximately 15.5 percent of its net assets there versus 13.5 percent for the MSCI World Index. Business sentiment among Japan's corporate leaders is also improving, lending credence to the improved economic optimism among global investors and the hope for a self-sustaining economic recovery. More than one strategist has drawn a parallel of Japan today with the United States in 1991-1992. The argument centers around evidence that corporations are aggressively restructuring, reducing their head counts in order to

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS MARCH 31, 2000, CONTINUED

improve profits in light of minimal revenue growth. Recent data suggests that corporate Japan is laying off workers as part of an aggressive restructuring, as well as striking up strategic alliances and investing in new technologies. If the comparison is accurate, this could prove to be a rewarding period for investors in Japan.

EUROPE

The European markets also outperformed the United States during the period, with the MSCI Europe Index up 18.49 percent. Despite the Fund's limited exposure to technology and telecommunications, our overweighted stance in Europe has been rewarding. We are currently targeting 33.5 percent of the Fund's net assets toward continental European markets and 12.0 percent toward the United Kingdom, versus 21.9 percent and 9.6 percent, respectively, for the MSCI World Index.

Economic growth in Europe is accelerating, fueling the strongest period of real corporate profit growth there in 10 years. Other positives likely to continue to drive European markets higher include a benign inflation outlook, widespread corporate restructuring and merger activity. As Europe's economy gains momentum relative to that of the United States, we expect the euro to appreciate against the U.S. dollar, further enhancing our investment performance there. Overall, we remain optimistic about the long-term prospects for the Fund's U.K. and European holdings. The most recent addition to the Fund's European portfolio was Unilever NV in the Netherlands. We believe that shares in Unilever, a world-class blue-chip company, represent very good value following a prolonged period of share price underperformance. It is exactly this correlation of factors -- a strong global company whose shares are deeply undervalued -- that illustrates our prudent yet opportunistic portfolio management style.

PACIFIC RIM

Hong Kong is the only Asian market outside Japan that the Fund has exposure to. Over the last 12 months, the MSCI Hong Kong Index returned 50.29 percent, continuing its strong rebound from the lows that followed the Asian currency crisis more than two years ago. Economic growth in the region appears to be back on firm footing, driven by strong personal consumption and capital expenditures. The Fund is currently targeting 2.5 percent of net assets toward Hong Kong investments, versus a 1.1 percent weighting in the MSCI World Index. At current prices much of Asia's recovery seems well discounted, but we remain optimistic about further strength in economic activity, corporate profits and thus share prices.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS MARCH 31, 2000, CONTINUED

CANADA AND AUSTRALIA

The Fund remains exposed to two of the world's most resource-oriented countries, Canada and Australia. We are currently targeting 2.5 percent of assets to each of those markets, representing a slight overweighting versus the MSCI World Index. As global economic growth persists, we believe that demand for some of the natural resources produced in these countries should remain high, providing support for both the currencies and the equity markets of Canada and Australia.

LOOKING AHEAD

Despite our previously stated concern about the valuations of technology, media and telecommunication stocks around the world, we remain highly optimistic about the long-term prospects for the stocks of well-established, large-capitalization international companies in other global industries. We believe it is a very exciting time to invest globally and will remain sensitive to any developments that would necessitate a change to the Fund's country allocations and portfolio holdings.

We appreciate your ongoing support of Morgan Stanley Dean Witter Global Dividend Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO               /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH
SECURITIES
FUND PERFORMANCE MARCH 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 - CLASS B SHARES
($ in Thousands)

               FUND     MSCI WORLD (4)
June 1993      $10,000         $10,000
March 1994     $10,889         $10,703
March 1995     $11,935         $11,701
March 1996     $14,175         $14,043
March 1997     $15,958         $15,357
March 1998     $19,693         $20,265
March 1999      19,776         $22,827
March 2000  $21,220(3)         $27,819

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                         AVERAGE ANNUAL TOTAL RETURNS
   --------------------------------------------------------------------------------------------------------
                     CLASS B SHARES*                                       CLASS A SHARES**
   ---------------------------------------------------     ------------------------------------------------
   1 Year                      7.30%(1)       2.58%(2)     1 Year                     8.00%(1)     2.33%(2)
   5 Year                     12.20 (1)      11.94 (2)     Since Inception (7/28/97)  5.53 (1)     3.42 (2)
   Since Inception (6/30/93)  11.79 (1)      11.79 (2)

                  CLASS C SHARES+                                    CLASS D SHARES#
   ---------------------------------------------      ---------------------------------------------
   1 Year                     7.22%(1)    6.27%(2)    1 Year                     8.28%(1)
   Since Inception (7/28/97)  4.77 (1)    4.77 (2)    Since Inception (7/28/97)  5.77 (1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on March 31, 2000.
(4) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the index. The index does not take into account the Fund's expenses, fees, or charges. The index is unmanaged and should not be considered an investment.
 * The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
**   The maximum front-end sales charge for Class A is 5.25%.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 2000

 NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              COMMON & PREFERRED STOCKS (94.7%)
              AUSTRALIA (1.7%)
              AIRLINES
   5,000,000  Quantas Airways Ltd...............................................................  $   10,452,440
                                                                                                  --------------
              CONTAINERS/PACKAGING
   2,750,000  Amcor Ltd.........................................................................       9,539,067
                                                                                                  --------------
              INTERNATIONAL BANKS
   1,800,000  Australia & New Zealand Banking Group Ltd.........................................      11,376,144
                                                                                                  --------------
              OIL & GAS PRODUCTION
   4,500,000  Santos Ltd........................................................................      10,544,810
                                                                                                  --------------
              PRECIOUS METALS
  20,000,000  Normandy Mining Ltd...............................................................      10,573,980
                                                                                                  --------------

              TOTAL AUSTRALIA...................................................................      52,486,441
                                                                                                  --------------

              BELGIUM (0.6%)
              DIVERSIFIED FINANCIAL SERVICES
     750,000  Fortis (B Shares).................................................................      19,209,570
                                                                                                  --------------

              CANADA (2.2%)
              ALUMINUM
     350,000  Alcan Aluminium Ltd...............................................................      11,714,926
                                                                                                  --------------
              CANADIAN OIL & GAS
     675,000  Imperial Oil Ltd..................................................................      13,960,703
                                                                                                  --------------
              INTERNATIONAL BANKS
     550,000  Toronto-Dominion Bank.............................................................      14,560,496
                                                                                                  --------------
              MULTI-SECTOR COMPANIES
   1,000,000  EdperBrascan Corp. (Class A)......................................................      12,409,514
                                                                                                  --------------
              OIL/GAS TRANSMISSION
     720,000  Enbridge Inc......................................................................      14,618,408
                                                                                                  --------------
              TOTAL CANADA......................................................................      67,264,047
                                                                                                  --------------
              FRANCE (7.0%)
              AUTOMOTIVE AFTERMARKET
     600,000  Compagnie Generale des Etablissements Michelin (B Shares).........................      19,232,507
                                                                                                  --------------
              BUILDING MATERIALS
     243,216  Lafarge S.A.......................................................................      20,710,540
                                                                                                  --------------
 NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              DIVERSIFIED MANUFACTURING
     150,000  Compagnie de Saint-Gobain.........................................................  $   19,137,893
                                                                                                  --------------
              FARMING/SEEDS/MILLING
     105,000  Eridania Beghin-Say S.A...........................................................       8,750,389
                                                                                                  --------------
              INTERNATIONAL BANKS
     255,000  Banque Nationale de Paris.........................................................      20,105,539
     110,000  Societe Generale..................................................................      21,908,467
                                                                                                  --------------
                                                                                                      42,014,006
                                                                                                  --------------
              MULTI-LINE INSURANCE
     450,000  Assurances Generales de France....................................................      23,245,013
                                                                                                  --------------
              MULTI-SECTOR COMPANIES
     285,000  Compagnie Generale d'Industrie et de Participations...............................      15,933,908
      36,750  Societe Eurafrance S.A............................................................      16,682,938
                                                                                                  --------------
                                                                                                      32,616,846
                                                                                                  --------------
              OIL REFINING/MARKETING
     160,000  Total Fina Elf....................................................................      23,930,728
                                                                                                  --------------
              TELECOMMUNICATION EQUIPMENT
      90,000  Alcatel...........................................................................      19,722,781
                                                                                                  --------------

              TOTAL FRANCE......................................................................     209,360,703
                                                                                                  --------------

              GERMANY (7.8%)
              APPAREL
     400,000  Adidas-Salomon AG.................................................................      22,172,240
     165,000  Hugo Boss AG (Pref.)..............................................................      22,076,670
                                                                                                  --------------
                                                                                                      44,248,910
                                                                                                  --------------
              DIVERSIFIED ELECTRONIC PRODUCTS
     135,000  Siemens AG (Registered Shares)....................................................      19,417,435
                                                                                                  --------------
              DIVERSIFIED MANUFACTURING
     600,000  MAN AG............................................................................      21,904,644
                                                                                                  --------------
              INTERNATIONAL BANKS
     285,000  Deutsche Bank AG (Registered Shares)..............................................      18,916,409
                                                                                                  --------------
              MAJOR CHEMICALS
     460,000  BASF AG...........................................................................      21,805,251
     540,000  Bayer AG..........................................................................      24,204,058
                                                                                                  --------------
                                                                                                      46,009,309
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 2000, CONTINUED

 NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              MOTOR VEHICLES
     325,000  DaimlerChrysler AG................................................................  $   21,245,211
                                                                                                  --------------
              MULTI-SECTOR COMPANIES
     615,000  RWE AG............................................................................      21,982,056
     800,000  Thyssen Krupp AG..................................................................      19,687,420
     440,000  VEBA AG...........................................................................      22,455,127
                                                                                                  --------------
                                                                                                      64,124,603
                                                                                                  --------------

              TOTAL GERMANY.....................................................................     235,866,521
                                                                                                  --------------

              HONG KONG (2.0%)
              REAL ESTATE
   1,150,000  Cheung Kong (Holdings) Ltd........................................................      17,205,399
   2,540,000  Henderson Land Development Co., Ltd...............................................      11,906,046
                                                                                                  --------------
                                                                                                      29,111,445
                                                                                                  --------------
              TELECOMMUNICATIONS
   5,350,000  Cable & Wireless HKT Ltd..........................................................      14,016,027
                                                                                                  --------------
              UTILITIES
   3,500,000  CLP Holdings Ltd..................................................................      15,641,856
                                                                                                  --------------
              TOTAL HONG KONG...................................................................      58,769,328
                                                                                                  --------------

              ITALY (2.0%)
              INTEGRATED OIL COMPANIES
   4,450,000  Ente Nazionale Idrocarburi SpA....................................................      22,242,484
                                                                                                  --------------
              INTERNATIONAL BANKS
   1,500,000  San Paolo - IMI SpA...............................................................      20,514,100
                                                                                                  --------------
              TELECOMMUNICATIONS
   2,700,000  Telecom Italia SpA................................................................      18,372,377
                                                                                                  --------------
              TOTAL ITALY.......................................................................      61,128,961
                                                                                                  --------------
              JAPAN (16.3%)
              ALCOHOLIC BEVERAGES
   2,300,000  Kirin Brewery Co., Ltd............................................................      28,123,053
                                                                                                  --------------
              CONSUMER ELECTRONICS/APPLIANCES
   1,400,000  Sharp Corp........................................................................      29,916,277
 NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
     100,000  Sony Corp.........................................................................  $   14,116,043
     100,000  Sony Corp. (New)..................................................................      14,213,396
                                                                                                  --------------
                                                                                                      58,245,716
                                                                                                  --------------
              DEPARTMENT STORES
   1,650,000  Marui Co. Ltd.....................................................................      29,829,147
                                                                                                  --------------
              DIVERSIFIED ELECTRONIC PRODUCTS
     184,000  Kyocera Corp......................................................................      30,738,318
     930,000  Matsushita Electric Industrial Co., Ltd...........................................      27,794,977
     950,000  NEC Corp..........................................................................      28,022,780
                                                                                                  --------------
                                                                                                      86,556,075
                                                                                                  --------------
              ELECTRICAL PRODUCTS
   3,000,000  Matsushita Electric Works, Ltd....................................................      31,220,794
                                                                                                  --------------
              ELECTRONIC COMPONENTS
     220,000  TDK Corp..........................................................................      29,941,589
                                                                                                  --------------
              FINANCE COMPANIES
     250,000  Acom Co., Ltd.....................................................................      27,039,525
                                                                                                  --------------
              HOME BUILDING
   3,280,000  Sekisui House Ltd.................................................................      30,047,508
                                                                                                  --------------
              MAJOR PHARMACEUTICALS
     447,000  Takeda Chemical Industries, Ltd...................................................      31,766,939
                                                                                                  --------------
              MOTOR VEHICLES
     700,000  Honda Motor Co....................................................................      28,894,081
     590,000  Toyota Motor Corp.................................................................      30,844,042
                                                                                                  --------------
                                                                                                      59,738,123
                                                                                                  --------------
              OTHER PHARMACEUTICALS
     840,000  Taisho Pharmaceutical Co., Ltd....................................................      28,948,598
                                                                                                  --------------
              RECREATIONAL PRODUCTS/TOYS
     150,000  Nintendo Co., Ltd.................................................................      26,358,061
                                                                                                  --------------
              TOBACCO
       3,400  Japan Tobacco, Inc................................................................      24,328,271
                                                                                                  --------------

              TOTAL JAPAN.......................................................................     492,143,399
                                                                                                  --------------

              NETHERLANDS (5.1%)
              AIRLINES
   1,000,000  Koninklijke Luchtvaart Maatschappi NV.............................................      21,359,895
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 2000, CONTINUED

 NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              DIVERSIFIED ELECTRONIC PRODUCTS
     110,000  Koninklijke (Royal) Philips Electronics NV........................................  $   18,460,301
                                                                                                  --------------
              DIVERSIFIED FINANCIAL SERVICES
     402,328  ING Groep NV......................................................................      21,762,976
                                                                                                  --------------
              INTERNATIONAL BANKS
   1,060,000  ABN-AMRO Holding NV...............................................................      23,593,748
                                                                                                  --------------
              PACKAGED FOODS
     465,000  Unilever NV.......................................................................      22,908,846
                                                                                                  --------------
              SPECIALTY CHEMICALS
     687,500  DSM NV............................................................................      24,816,543
                                                                                                  --------------
              TELECOMMUNICATIONS
     175,000  KPN NV............................................................................      20,011,163
                                                                                                  --------------
              TOTAL NETHERLANDS.................................................................     152,913,472
                                                                                                  --------------
              PORTUGAL (0.6%)
              TELECOMMUNICATIONS
   1,500,000  Portugal Telecom S.A. (Registered Shares).........................................      19,209,570
                                                                                                  --------------
              SPAIN (1.4%)
              ELECTRIC UTILITIES
   1,500,000  Iberdrola S.A.....................................................................      19,539,286
                                                                                                  --------------
              INTERNATIONAL BANKS
     700,000  Banco Popular Espanol S.A.........................................................      21,407,680
                                                                                                  --------------

              TOTAL SPAIN.......................................................................      40,946,966
                                                                                                  --------------
              SWEDEN (1.5%)
              CONSUMER ELECTRONICS/APPLIANCES
     555,000  Electrolux AB (Series B)..........................................................      10,481,253
                                                                                                  --------------
              ENGINEERING & CONSTRUCTION
     360,000  Skanska AB (B Shares).............................................................      12,183,515
                                                                                                  --------------
 NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

              INDUSTRIAL MACHINERY/COMPONENTS
     450,000  Sandvik AB (B Shares).............................................................  $   11,642,950
                                                                                                  --------------
              INTERNATIONAL BANKS
   2,000,000  Nordbanken Holding AB.............................................................      10,626,502
                                                                                                  --------------

              TOTAL SWEDEN......................................................................      44,934,220
                                                                                                  --------------

              SWITZERLAND (6.2%)
              CONSUMER SPECIALTIES
      12,000  Compagnie Financiere Richemont AG (Series A)......................................      30,441,309
                                                                                                  --------------
              INTERNATIONAL BANKS
     120,000  UBS AG (Registered Shares)........................................................      31,486,040
                                                                                                  --------------
              MAJOR PHARMACEUTICALS
      23,000  Novartis AG (Registered Shares)...................................................      31,403,182
                                                                                                  --------------
              OTHER TELECOMMUNICATIONS
      76,000  Swisscom AG (Registered Shares)...................................................      29,113,179
                                                                                                  --------------
              PACKAGED FOODS
      18,000  Nestle S.A. (Registered Shares)...................................................      32,206,545
                                                                                                  --------------
              PROPERTY - CASUALTY INSURERS
      18,500  Schweizerische Rueckversicherungs-Gesellschaft (Registered Shares)................      32,001,501
                                                                                                  --------------

              TOTAL SWITZERLAND.................................................................     186,651,756
                                                                                                  --------------

              UNITED KINGDOM (11.7%)
              AEROSPACE
   2,965,000  Rolls-Royce PLC...................................................................       9,601,201
                                                                                                  --------------
              AIRLINES
   4,000,000  British Airways PLC...............................................................      20,998,376
                                                                                                  --------------
              ALCOHOLIC BEVERAGES
   1,950,000  Bass PLC..........................................................................      24,512,179
                                                                                                  --------------
              BUILDING MATERIALS
   3,200,000  Hanson PLC........................................................................      22,814,624
                                                                                                  --------------
              CLOTHING/SHOE/ACCESSORY STORES
   2,500,000  Next PLC..........................................................................      18,600,610
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 2000, CONTINUED

 NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              DIVERSIFIED FINANCIAL SERVICES
   1,600,000  Abbey National PLC................................................................  $   21,030,240
   1,350,000  HSBC Holdings PLC.................................................................      15,776,699
                                                                                                  --------------
                                                                                                      36,806,939
                                                                                                  --------------
              ENVIRONMENTAL SERVICES
   6,000,000  Cookson Group PLC.................................................................      17,373,846
                                                                                                  --------------
              INTERNATIONAL BANKS
   1,500,000  Royal Bank of Scotland Group PLC..................................................      22,057,854
                                                                                                  --------------
              MOVIES/ENTERTAINMENT
   7,682,000  Rank Group PLC....................................................................      18,358,444
                                                                                                  --------------
              NON - U.S. UTILITIES
   3,850,000  National Power PLC................................................................      19,275,529
   3,150,000  PowerGen PLC......................................................................      18,405,642
   2,000,000  United Utilities PLC..............................................................      20,870,920
                                                                                                  --------------
                                                                                                      58,552,091
                                                                                                  --------------
              PAPER
   7,456,500  Arjo Wiggins Appleton PLC.........................................................      19,453,002
                                                                                                  --------------
              SPECIALTY STEELS
  11,500,000  Corus Group PLC...................................................................      18,688,236
                                                                                                  --------------
              TOBACCO
   4,500,000  British American Tobacco PLC......................................................      24,752,353
                                                                                                  --------------
              WATER SUPPLY
   4,505,000  Hyder PLC.........................................................................      15,915,809
   1,350,000  Hyder PLC (Pref.).................................................................       1,613,115
   2,400,000  Severn Trent PLC..................................................................      21,603,792
                                                                                                  --------------
                                                                                                      39,132,716
                                                                                                  --------------

              TOTAL UNITED KINGDOM..............................................................     351,702,471
                                                                                                  --------------
              UNITED STATES (28.6%)
              AEROSPACE
     130,200  Northrop Grumman Corp.............................................................       6,892,462
                                                                                                  --------------
              ALUMINUM
     420,000  Alcoa, Inc........................................................................      29,505,000
                                                                                                  --------------
              AUTOMOTIVE AFTERMARKET
   1,300,000  Goodyear Tire & Rubber Co.........................................................      30,306,250
                                                                                                  --------------
              COAL MINING
     221,487  Arch Coal, Inc....................................................................       1,550,411
                                                                                                  --------------
 NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              CONSTRUCTION/AGRICULTURAL
              EQUIPMENT/TRUCKS
     775,000  Deere & Co........................................................................  $   29,450,000
                                                                                                  --------------
              CONTAINERS/PACKAGING
     966,900  Crown Cork & Seal Co., Inc........................................................      15,470,400
                                                                                                  --------------
              DEPARTMENT STORES
   1,050,000  Sears, Roebuck & Co...............................................................      32,418,750
                                                                                                  --------------
              DISCOUNT CHAINS
     435,000  Target Corp.......................................................................      32,516,250
                                                                                                  --------------
              DIVERSIFIED FINANCIAL SERVICES
   2,050,000  Conseco, Inc......................................................................      23,446,875
                                                                                                  --------------
              DIVERSIFIED MANUFACTURING
     315,000  Minnesota Mining & Manufacturing Co...............................................      27,897,187
                                                                                                  --------------
              ELECTRIC UTILITIES
     660,000  FPL Group, Inc....................................................................      30,401,250
   1,095,700  GPU, Inc..........................................................................      29,994,788
                                                                                                  --------------
                                                                                                      60,396,038
                                                                                                  --------------
              ELECTRONIC DATA PROCESSING
     195,000  Hewlett-Packard Co................................................................      25,849,688
     250,000  International Business Machines Corp..............................................      29,500,000
                                                                                                  --------------
                                                                                                      55,349,688
                                                                                                  --------------
              ENGINEERING & CONSTRUCTION
     850,000  Fluor Corp........................................................................      26,350,000
                                                                                                  --------------
              FINANCE COMPANIES
   1,500,000  Associates First Capital Corp. (Class A)..........................................      32,156,250
                                                                                                  --------------
              FOOD CHAINS
   1,050,000  Albertson's, Inc..................................................................      32,550,000
                                                                                                  --------------
              INTEGRATED OIL COMPANIES
     360,000  Chevron Corp......................................................................      33,277,500
                                                                                                  --------------
              MAJOR BANKS
     560,000  Bank of America Corp..............................................................      29,365,000
   1,650,000  KeyCorp...........................................................................      31,350,000
                                                                                                  --------------
                                                                                                      60,715,000
                                                                                                  --------------
              MAJOR CHEMICALS
     265,000  Dow Chemical Co...................................................................      30,210,000
                                                                                                  --------------
              MAJOR PHARMACEUTICALS
     550,000  Bristol-Myers Squibb Co...........................................................      31,762,500
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 2000, CONTINUED

 NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              MOTOR VEHICLES
     675,000  Ford Motor Co.....................................................................  $   31,007,813
                                                                                                  --------------
              OFFICE EQUIPMENT/SUPPLIES
   1,150,000  Xerox Corp........................................................................      29,900,000
                                                                                                  --------------
              OIL REFINING/MARKETING
     900,000  Ashland, Inc......................................................................      30,093,750
                                                                                                  --------------
              OTHER METALS/MINERALS
     550,000  Phelps Dodge Corp.................................................................      26,125,000
                                                                                                  --------------
              PAPER
     775,000  International Paper Co............................................................      33,131,250
                                                                                                  --------------
              PHOTOGRAPHIC PRODUCTS
     500,000  Eastman Kodak Co..................................................................      27,156,250
                                                                                                  --------------
              SAVINGS & LOAN ASSOCIATIONS
   1,100,000  Washington Mutual, Inc............................................................      29,150,000
                                                                                                  --------------
              SEMICONDUCTORS
     220,000  Intel Corp........................................................................      28,998,750
                                                                                                  --------------
              TOBACCO
   1,500,000  Philip Morris Companies, Inc......................................................      31,687,500
                                                                                                  --------------

              TOTAL UNITED STATES...............................................................     859,470,874
                                                                                                  --------------

              TOTAL COMMON AND PREFERRED STOCKS
              (IDENTIFIED COST $2,686,701,239)..................................................   2,852,058,299
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (a) (2.6%)
           U.S. GOVERNMENT AGENCY
$  78,250  Federal Home Loan Mortgage Corp. 6.05% due 04/03/00 (AMORTIZED COST $78,223,699).....      78,223,699
                                                                                                  --------------


                                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $2,764,924,938) (b)....................................................   97.3%  $ 2,930,281,998

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    2.7        82,580,401
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 3,012,862,399
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $538,705,247 and the aggregate gross unealized depreciation is $373,348,187, resulting in net unrealized appreciation of $165,357,060.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2000:

                                                        UNREALIZED
   CONTRACTS TO              IN            DELIVERY    APPRECIATION
      DELIVER           EXCHANGE FOR         DATE     (DEPRECIATION)
--------------------------------------------------------------------
   JPY  813,239,293       $    7,706,238  04/03/2000   $   (210,811)
    GBP   2,072,705       $    3,288,346  04/03/2000        (13,887)
  JPY 1,108,102,595       $   10,766,640  04/04/2000        (20,963)
   $      2,167,598        EUR 2,264,046  04/04/2000         (3,849)
     HKD 16,889,675       $    2,169,069  04/05/2000             56
    GBP   1,996,299       $    3,180,105  04/06/2000           (399)
    GBP   5,094,520       $    8,113,023  04/07/2000         (3,566)
     EUR    763,764       $      731,304  04/28/2000          1,375
    EUR   4,536,350       $    4,347,411  04/28/2000         12,020
                                                       ------------
      Net unrealized depreciation...................   $   (240,024)
                                                       ============

CURRENCY ABBREVIATIONS:
------------------------

GBP  British Pound.
EUR  Euro.
HKD  Hong Kong Dollar.
JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS MARCH 31, 2000

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Aerospace.......................................................................  $   16,493,663      0.5%
Airlines........................................................................      52,810,711      1.8
Alcoholic Beverages.............................................................      52,635,232      1.7
Aluminum........................................................................      41,219,926      1.4
Apparel.........................................................................      44,248,910      1.5
Automotive Aftermarket..........................................................      49,538,757      1.6
Building Materials..............................................................      43,525,164      1.4
Canadian Oil & Gas..............................................................      13,960,703      0.5
Clothing/Shoe/Accessory Stores..................................................      18,600,610      0.6
Coal Mining.....................................................................       1,550,411      0.1
Construction/Agricultural Equipment/Trucks......................................      29,450,000      1.0
Consumer Electronics/Appliances.................................................      68,726,970      2.3
Consumer Specialties............................................................      30,441,309      1.0
Containers/Packaging............................................................      25,009,467      0.8
Department Stores...............................................................      62,247,897      2.1
Discount Chains.................................................................      32,516,250      1.1
Diversified Electronic Products.................................................     124,433,811      4.1
Diversified Financial Services..................................................     101,226,360      3.3
Diversified Manufacturing.......................................................      68,939,724      2.3
Electric Utilities..............................................................      79,935,324      2.6
Electrical Products.............................................................      31,220,794      1.0
Electronic Components...........................................................      29,941,589      1.0
Electronic Data Processing......................................................      55,349,688      1.8
Engineering & Construction......................................................      38,533,515      1.3
Environmental Services..........................................................      17,373,846      0.6
Farming/Seeds/Milling...........................................................       8,750,389      0.3
Finance Companies...............................................................      59,195,775      2.0
Food Chains.....................................................................      32,550,000      1.1
Home Building...................................................................      30,047,508      1.0
Industrial Machinery/Components.................................................      11,642,950      0.4
Integrated Oil Companies........................................................      55,519,984      1.8
International Banks.............................................................     216,552,979      7.2
Major Banks.....................................................................      60,715,000      2.0
Major Chemicals.................................................................      76,219,309      2.5
Major Pharmaceuticals...........................................................      94,932,622      3.2
                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Motor Vehicles..................................................................  $  111,991,147      3.7%
Movies/Entertainment............................................................      18,358,444      0.6
Multi-Line Insurance............................................................      23,245,013      0.8
Multi-Sector Companies..........................................................     109,150,963      3.6
Non-U.S. Utilities..............................................................      58,552,092      1.9
Office Equipment/Supplies.......................................................      29,900,000      1.0
Oil & Gas Production............................................................      10,544,810      0.3
Oil Refining/Marketing..........................................................      54,024,478      1.8
Oil/Gas Transmission............................................................      14,618,407      0.5
Other Metals/Minerals...........................................................      26,125,000      0.9
Other Pharmaceuticals...........................................................      28,948,598      1.0
Other Telecommunications........................................................      29,113,179      1.0
Packaged Foods..................................................................      55,115,390      1.8
Paper...........................................................................      52,584,252      1.7
Photographic Products...........................................................      27,156,250      0.9
Precious Metals.................................................................      10,573,980      0.4
Property - Casualty Insurers....................................................      32,001,501      1.1
Real Estate.....................................................................      29,111,445      1.0
Recreational Products/Toys......................................................      26,358,061      0.9
Savings & Loan Associations.....................................................      29,150,000      1.0
Semiconductors..................................................................      28,998,750      1.0
Specialty Chemicals.............................................................      24,816,542      0.8
Specialty Steels................................................................      18,688,236      0.6
Telecommunication Equipment.....................................................      19,722,781      0.7
Telecommunications..............................................................      71,609,137      2.4
Tobacco.........................................................................      80,768,125      2.6
U.S. Government Agency..........................................................      78,223,699      2.6
Utilities.......................................................................      15,641,855      0.5
Water Supply....................................................................      39,132,716      1.3
                                                                                  --------------    -----
                                                                                  $2,930,281,998     97.3%
                                                                                  --------------    -----
                                                                                  --------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $2,828,368,514     93.9%
Preferred Stocks................................................................      23,689,785      0.8
Short-Term Investment...........................................................      78,223,699      2.6
                                                                                  --------------    -----
                                                                                  $2,930,281,998     97.3%
                                                                                  --------------    -----
                                                                                  --------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000

ASSETS:
Investments in securities, at value
  (identified cost $2,764,924,938)..........................................................  $2,930,281,998
Cash........................................................................................         257,487
Receivable for:
    Investments sold........................................................................      77,365,290
    Dividends...............................................................................       9,916,073
    Shares of beneficial interest sold......................................................       5,426,006
    Foreign withholding taxes reclaimed.....................................................       2,697,910
Prepaid expenses and other assets...........................................................          56,487
                                                                                              --------------
     TOTAL ASSETS...........................................................................   3,026,001,251
                                                                                              --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts..........................         240,024
Payable for:
    Shares of beneficial interest repurchased...............................................       6,042,869
    Plan of distribution fee................................................................       2,448,442
    Investments purchased...................................................................       2,163,749
    Investment management fee...............................................................       1,785,349
Accrued expenses and other payables.........................................................         458,419
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      13,138,852
                                                                                              --------------
     NET ASSETS.............................................................................  $3,012,862,399
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $2,749,357,113
Net unrealized appreciation.................................................................     165,183,488
Accumulated undistributed net investment income.............................................       2,662,043
Accumulated undistributed net realized gain.................................................      95,659,755
                                                                                              --------------
     NET ASSETS.............................................................................  $3,012,862,399
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................  $   44,929,320
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       3,604,787
     NET ASSET VALUE PER SHARE..............................................................          $12.46
                                                                                              ==============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $13.15
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $2,873,332,789
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     230,524,994
     NET ASSET VALUE PER SHARE..............................................................          $12.46
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................  $   17,405,615
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,401,829
     NET ASSET VALUE PER SHARE..............................................................          $12.42
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................  $   77,194,675
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       6,184,329
     NET ASSET VALUE PER SHARE..............................................................          $12.48
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2000

NET INVESTMENT INCOME:

INCOME
Dividends (net of $6,506,901 foreign withholding tax)........................................  $  91,571,748
Interest.....................................................................................      3,361,419
                                                                                               -------------

     TOTAL INCOME............................................................................     94,933,167
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................        101,409
Plan of distribution fee (Class B shares)....................................................     29,658,381
Plan of distribution fee (Class C shares)....................................................        169,309
Investment management fee....................................................................     24,596,273
Transfer agent fees and expenses.............................................................      4,337,004
Custodian fees...............................................................................      1,329,823
Shareholder reports and notices..............................................................        331,231
Registration fees............................................................................        128,140
Professional fees............................................................................        109,564
Trustees' fees and expenses..................................................................         26,811
Other........................................................................................         90,797
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     60,878,742
                                                                                               -------------

     NET INVESTMENT INCOME...................................................................     34,054,425
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments..............................................................................    415,913,417
    Foreign exchange transactions............................................................       (106,001)
                                                                                               -------------

     NET GAIN................................................................................    415,807,416
                                                                                               -------------
Net change in unrealized appreciation/depreciation on:
    Investments..............................................................................   (204,042,746)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies......................................................        (31,402)
                                                                                               -------------

     NET DEPRECIATION........................................................................   (204,074,148)
                                                                                               -------------

     NET GAIN................................................................................    211,733,268
                                                                                               -------------

NET INCREASE.................................................................................  $ 245,787,693
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              MARCH 31, 2000  MARCH 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................................  $   34,054,425  $   27,365,164
Net realized gain...........................................................     415,807,416     245,536,463
Net change in unrealized appreciation.......................................    (204,074,148)   (291,737,731)
                                                                              --------------  --------------

     NET INCREASE (DECREASE)................................................     245,787,693     (18,836,104)
                                                                              --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..........................................................        (928,326)       (261,174)
    Class B shares..........................................................     (45,697,105)    (18,635,895)
    Class C shares..........................................................        (244,145)        (56,045)
    Class D shares..........................................................      (1,628,170)       (571,271)
Net realized gain
    Class A shares..........................................................      (4,957,870)     (1,843,310)
    Class B shares..........................................................    (368,305,589)   (316,814,401)
    Class C shares..........................................................      (1,935,417)     (1,049,978)
    Class D shares..........................................................      (7,932,181)     (3,084,811)
                                                                              --------------  --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................................    (431,628,803)   (342,316,885)
                                                                              --------------  --------------
Net decrease from transactions in shares of beneficial interest.............    (256,234,981)    (38,312,266)
                                                                              --------------  --------------

     NET DECREASE...........................................................    (442,076,091)   (399,465,255)

NET ASSETS:
Beginning of period.........................................................   3,454,938,490   3,854,403,745
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $2,662,043 AND
    $11,002,413, RESPECTIVELY)..............................................  $3,012,862,399  $3,454,938,490
                                                                              ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American, or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000, CONTINUED

prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000, CONTINUED

foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.65% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.625% to the portion of daily net assets in excess of $4.5 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000, CONTINUED

(the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $54,988,454 at March 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of $6,172, $3,704,422 and $5,963, respectively and received $67,674 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2000 aggregated $1,387,020,687 and $2,147,667,730, respectively.

For the year ended March 31, 2000, the Fund incurred $41,514 in brokerage commissions with Dean Witter Reynolds Inc. ("DWR") for portfolio transactions executed on behalf of the Fund.

For the year ended March 31, 2000, the Fund incurred brokerage commissions of $1,033,869 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At March 31, 2000, included in the Fund's receivable for investments sold were unsettled trades with Morgan Stanley & Co., Inc. for $3,288,346.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $6,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended March 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $14,764. At March 31, 2000, the Fund had an accrued pension liability of $65,866 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $11,000 during fiscal 2000.

As of March 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated undistributed net investment income was credited $6,102,951.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                        ENDED
                                                                         MARCH 31, 2000                MARCH 31, 1999
                                                                   ---------------------------  ----------------------------
                                                                     SHARES         AMOUNT        SHARES         AMOUNT
                                                                   -----------  --------------  -----------  ---------------
CLASS A SHARES
Sold.............................................................    4,124,442  $  54,870,198     2,445,885  $    31,514,500
Reinvestment of dividends and distributions......................      426,081      5,518,151       151,674        1,988,984
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................      --             --             60,400          813,198
Redeemed.........................................................   (3,648,207)   (47,923,994)     (858,155)     (11,314,041)
                                                                   -----------  -------------   -----------  ---------------
Net increase - Class A...........................................      902,316     12,464,355     1,799,804       23,002,641
                                                                   -----------  -------------   -----------  ---------------
CLASS B SHARES
Sold.............................................................   17,079,751    231,824,851    21,502,359      286,062,777
Reinvestment of dividends and distributions......................   29,414,839    382,988,816    23,576,064      312,457,447
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................      --             --         21,617,480      291,123,803
Redeemed.........................................................  (69,348,420)  (907,049,946)  (77,262,606)  (1,000,267,017)
                                                                   -----------  -------------   -----------  ---------------
Net decrease - Class B...........................................  (22,853,830)  (292,236,279)  (10,566,703)    (110,622,991)
                                                                   -----------  -------------   -----------  ---------------
CLASS C SHARES
Sold.............................................................      606,768      8,206,945       580,330        7,763,468
Reinvestment of dividends and distributions......................      161,933      2,091,513        78,973        1,043,840
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................      --             --              5,717           76,885
Redeemed.........................................................     (404,616)    (5,255,312)     (300,803)      (3,913,266)
                                                                   -----------  -------------   -----------  ---------------
Net increase - Class C...........................................      364,085      5,043,146       364,217        4,970,927
                                                                   -----------  -------------   -----------  ---------------
CLASS D SHARES
Sold.............................................................    3,357,181     45,082,025     1,733,498       22,835,792
Reinvestment of dividends and distributions......................      724,675      9,401,482       275,791        3,602,567
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................      --             --          2,083,617       28,062,611
Shares issued in connection with the acquisition of Dean Witter
 Retirement Series -- Global Equity Series.......................      --             --          1,324,733       15,658,117
Redeemed.........................................................   (2,666,619)   (35,989,710)   (2,035,926)     (25,821,930)
                                                                   -----------  -------------   -----------  ---------------
Net increase - Class D...........................................    1,415,237     18,493,797     3,381,713       44,337,157
                                                                   -----------  -------------   -----------  ---------------
Net decrease in Fund.............................................  (20,172,192) $(256,234,981)   (5,020,969) $   (38,312,266)
                                                                   ===========  =============   ===========  ===============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000, CONTINUED

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At March 31, 2000, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

8. FUND ACQUISITIONS

As of the close of business on June 5, 1998, the Fund acquired all the net assets of Dean Witter World Wide Investment Trust ("World Wide") pursuant to a plan of reorganization approved by the shareholders of World Wide on May 21, 1998. The acquisition was accomplished by a tax-free exchange of 60,400 Class A shares of the Fund at a net asset value of $13.46 per share for 45,643 Class A shares of World Wide; 21,617,480 Class B shares of the Fund at a net asset value of $13.47 per share for 16,154,443 Class B shares of World Wide; 5,717 Class C shares of the Fund at a net asset value $13.45 per share for 4,847 Class C shares of World Wide; and 2,083,617 Class D shares of the Fund at a net asset value of $13.47 per share for 1,553,200 Class D shares of World Wide. The net assets of the Fund and World Wide immediately before the acquisition were $3,752,602,041 and $320,076,496, respectively, including unrealized appreciation of $62,462,147 for World Wide. Immediately after the acquisition, the combined net assets of the Fund amounted to $4,072,678,537.

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Global Equity Series ("Retirement Global Equity") pursuant to a plan of reorganization approved by shareholders of Retirement Global Equity on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 1,324,733 Class D shares of the Fund at a net asset value of $11.82 per share for 1,295,148 shares of Retirement Global Equity. The net assets of the Fund and Retirement Global Equity immediately before the acquisition were $3,344,782,577 and $15,658,117, respectively, including unrealized appreciation of $1,416,232 for Retirement Global Equity. Immediately after the acquisition, the combined net assets of the Fund amounted to $3,360,440,694.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                                                                         FOR THE YEAR     FOR THE YEAR    JULY 28, 1997*
                                                                             ENDED            ENDED           THROUGH
                                                                        MARCH 31, 2000   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 13.20          $ 14.43          $ 14.91
                                                                            -------          -------          -------

Income (loss) from investment operations:
   Net investment income..............................................         0.22             0.17             0.09
   Net realized and unrealized gain (loss)............................         0.86            (0.04)            0.62
                                                                            -------          -------          -------

Total income from investment operations...............................         1.08             0.13             0.71
                                                                            -------          -------          -------

Less dividends and distributions from:
   Net investment income..............................................        (0.29)           (0.14)           (0.16)
   Net realized gain..................................................        (1.53)           (1.22)           (1.03)
                                                                            -------          -------          -------

Total dividends and distributions.....................................        (1.82)           (1.36)           (1.19)
                                                                            -------          -------          -------

Net asset value, end of period........................................      $ 12.46          $ 13.20          $ 14.43
                                                                            =======          =======          =======

TOTAL RETURN+.........................................................         8.00%            1.10%            5.77%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.13%(3)         1.12%(3)         1.17%(2)

Net investment income.................................................         1.61%(3)         1.39%(3)         1.02%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $44,929          $35,673          $13,027

Portfolio turnover rate...............................................           41%              47%              51%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                            FOR THE YEAR ENDED MARCH 31
                                                              -------------------------------------------------------
                                                              2000++      1999++      1998*++      1997        1996
---------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $13.19      $ 14.44     $ 13.30     $ 12.86     $ 11.41
                                                              ------      -------     -------     -------     -------

Income (loss) from investment operations:
   Net investment income....................................    0.13         0.10        0.11        0.12        0.13
   Net realized and unrealized gain (loss)..................    0.86        (0.06)       2.79        1.44        1.96
                                                              ------      -------     -------     -------     -------

Total income from investment operations.....................    0.99         0.04        2.90        1.56        2.09
                                                              ------      -------     -------     -------     -------

Less dividends and distributions from:
   Net investment income....................................   (0.19)       (0.07)      (0.12)      (0.13)      (0.15)
   Net realized gain........................................   (1.53)       (1.22)      (1.64)      (0.99)      (0.49)
                                                              ------      -------     -------     -------     -------

Total dividends and distributions...........................   (1.72)       (1.29)      (1.76)      (1.12)      (0.64)
                                                              ------      -------     -------     -------     -------

Net asset value, end of period..............................  $12.46      $ 13.19     $ 14.44     $ 13.30     $ 12.86
                                                              ======      =======     =======     =======     =======

TOTAL RETURN+...............................................    7.30%        0.42%      23.41%      12.58%      18.77%

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................    1.79%(1)     1.78%(1)    1.71%       1.75%       1.85%

Net investment income.......................................    0.95%(1)     0.74%(1)    0.80%       0.93%       1.05%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions......................  $2,873       $3,343      $3,812      $3,038      $2,434

Portfolio turnover rate.....................................      41%          47%         51%         40%         40%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                          FOR THE PERIOD
                                                                         FOR THE YEAR     FOR THE YEAR    JULY 28, 1997*
                                                                             ENDED            ENDED           THROUGH
                                                                        MARCH 31, 2000   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 13.17          $ 14.42          $14.91
                                                                            -------          -------          ------

Income (loss) from investment operations:
   Net investment income..............................................         0.11             0.08            0.02
   Net realized and unrealized gain (loss)............................         0.87            (0.05)           0.62
                                                                            -------          -------          ------

Total income from investment operations...............................         0.98             0.03            0.64
                                                                            -------          -------          ------

Less dividends and distributions from:
   Net investment income..............................................        (0.20)           (0.06)          (0.10)
   Net realized gain..................................................        (1.53)           (1.22)          (1.03)
                                                                            -------          -------          ------

Total dividends and distributions.....................................        (1.73)           (1.28)          (1.13)
                                                                            -------          -------          ------

Net asset value, end of period........................................      $ 12.42          $ 13.17          $14.42
                                                                            =======          =======          ======

TOTAL RETURN+.........................................................         7.22%            0.37%           5.26%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.90%(3)         1.85%(3)        1.92%(2)

Net investment income.................................................         0.84%(3)         0.66%(3)        0.24%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $17,406          $13,664          $9,711

Portfolio turnover rate...............................................           41%              47%             51%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                          FOR THE PERIOD
                                                                         FOR THE YEAR     FOR THE YEAR    JULY 28, 1997*
                                                                             ENDED            ENDED           THROUGH
                                                                        MARCH 31, 2000   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 13.21          $ 14.44          $ 14.91
                                                                            -------          -------          -------

Income (loss) from investments operations:
   Net investment income..............................................         0.25             0.20             0.11
   Net realized and unrealized gain (loss)............................         0.86            (0.05)            0.62
                                                                            -------          -------          -------

Total income from investment operations...............................         1.11             0.15             0.73
                                                                            -------          -------          -------

Less dividends and distributions from:
   Net investment income..............................................        (0.31)           (0.16)           (0.17)
   Net realized gain..................................................        (1.53)           (1.22)           (1.03)
                                                                            -------          -------          -------

Total dividends and distributions.....................................        (1.84)           (1.38)           (1.20)
                                                                            -------          -------          -------

Net asset value, end of period........................................      $ 12.48          $ 13.21          $ 14.44
                                                                            =======          =======          =======

TOTAL RETURN+.........................................................         8.28%            1.27%            5.97%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.90%(3)         0.90%(3)         0.92%(2)

Net investment income.................................................         1.84%(3)         1.61%(3)         1.21%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $77,195          $63,013          $20,032

Portfolio turnover rate...............................................           41%              47%              51%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Global Dividend Growth Securities (the "Fund") at March 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
MAY 12, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended March 31, 2000, the Fund paid to its shareholders $1.28 per share from long-term capital gains. For such period, 45.47% of the income paid qualified for the dividends received deduction available to corporations.
       In addition, the Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.03 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.11 per share with respect to this election.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Paul D. Vance
Vice President
Matthew T. Haynes
Assistant Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
GLOBAL DIVIDEND
GROWTH SECURITIES


[GRAPHIC]


ANNUAL REPORT
MARCH 31, 2000